Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of operating segment data
B.	Operating segment data

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2023

Sales to external parties	1,206	1,973	2,274	2,047	36	-	7,536
Inter-segment sales	21	209	209	26	3	(468)	-
Total sales	1,227	2,182	2,483	2,073	39	(468)	7,536

Segment operating income (loss)	220	668	329	51	(13)	(37)	1,218
Other expenses not allocated to the segments							(77)
Operating income							1,141

Financing expenses, net							(168)
Share in earnings of equity-accounted investees							1
Income before income taxes							974

Depreciation and amortization	57	175	221	68	3	12	536

Capital expenditures	91	384	272	92	11	23	873

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2022

Sales to external parties	1,737	3,031	2,851	2,376	20	-	10,015
Inter-segment sales	29	282	255	46	3	(615)	-
Total sales	1,766	3,313	3,106	2,422	23	(615)	10,015

Segment operating income (loss)	628	1,822	777	378	(9)	(87)	3,509
Other income not allocated to the segments							7
Operating income							3,516

Financing expenses, net							(113)
Share in earnings of equity-accounted investees							1
Income before income taxes							3,404

Depreciation and amortization	61	166	189	70	3	9	498

Capital expenditures	90	346	259	101	9	17	822

	Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
	$ millions

For the year ended December 31, 2021

Sales to external parties	1,601	1,598	2,087	1,644	25	-	6,955
Inter-segment sales	16	178	167	26	3	(390)	-
Total sales	1,617	1,776	2,254	1,670	28	(390)	6,955

Segment operating income (loss)	435	399	294	135	(8)	(61)	1,194
Other income not allocated to the segments							16
Operating income							1,210

Financing expenses, net							(122)
Share in earnings of equity-accounted investees							4
Income before income taxes							1,092

Depreciation and amortization	65	148	207	62	2	-	484

Capital expenditures	74	270	228	74	6	17	669
Capital expenditures as part of business combination	-	-	-	377	-	-	377

Schedule of sales by geographical location of the customers
C.	Information based on geographical location

The following table presents the distribution of ICL's sales by geographical location of the customer:

2023		2022		2021
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Brazil	1,530	20	2,200	22	1,178	17
USA	1,262	17	1,457	15	1,091	16
China	1,059	14	1,495	15	1,060	15
United Kingdom	428	6	448	4	386	6
Spain	348	5	365	4	280	4
Germany	340	5	417	4	345	5
Israel	274	4	344	3	291	4
France	254	3	305	3	270	4
India	196	3	505	5	213	3
Netherlands	171	2	264	3	127	2
All other	1,674	21	2,215	22	1,714	24
Total	7,536	100	10,015	100	6,955	100

Schedule of sales by geographical location of the customer by operating segments
The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2023
Europe	432	624	719	746	20	(209)	2,332
Asia	361	539	603	257	14	(30)	1,744
South America	25	524	368	753	-	(5)	1,665
North America	349	260	614	138	2	(12)	1,351
Rest of the world	60	235	179	179	3	(212)	444
Total	1,227	2,182	2,483	2,073	39	(468)	7,536

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2022
Europe	574	698	881	880	18	(242)	2,809
Asia	664	1,008	817	286	-	(32)	2,743
South America	40	938	496	849	-	(8)	2,315
North America	401	365	654	166	1	(10)	1,577
Rest of the world	87	304	258	241	4	(323)	571
Total	1,766	3,313	3,106	2,422	23	(615)	10,015

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2021
Europe	530	430	611	727	23	(162)	2,159
Asia	597	478	617	206	1	(23)	1,876
South America	64	467	343	436	-	(5)	1,305
North America	363	209	491	127	1	(5)	1,186
Rest of the world	63	192	192	174	3	(195)	429
Total	1,617	1,776	2,254	1,670	28	(390)	6,955

Schedule of sales by geographical location of the assets
The following table presents the distribution of the Company’s sales by geographical location of the main facilities from which they were produced.

For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Israel	3,595	5,611	3,526
Europe	2,610	3,361	2,437
South America	1,482	1,994	1,095
North America	999	1,038	897
Asia	788	1,123	861
Other	52	61	56
	9,526	13,188	8,872
Intercompany sales	(1,990)	(3,173)	(1,917)
Total	7,536	10,015	6,955

Schedule of operating income (loss) by geographical location of the assets
The following table presents operating income by geographical location of the assets from which it was produced:

For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Israel	857	2,668	863
Asia	130	221	179
South America	112	184	95
Europe	74	445	7
North America	45	131	71
Other	4	5	4
Intercompany eliminations	(81)	(138)	(9)
Total	1,141	3,516	1,210

Schedule of non-current assets by geographical location of the assets
The following table present the non-current assets by geographical location of the assets (*)

As of December 31
2023	2022
$ millions	$ millions

Israel	4,454	4,208
Europe	1,581	1,474
South America	456	407
Asia	441	461
North America	369	346
Other	5	4
Total	7,306	6,900

(*) Mainly consist of property, plant and equipment, intangible assets and non-current inventories.